Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Related Party Transactions
Revenue	$ 0	$ 310	$ 265
Product costs	300	802	676
Textuals [Abstract]
Related party restructuring charges	25
Related party payable	117	68
Related party service costs	75	57	38
Related party proceeds	15	31	2
Related party contribution receivable	4	7
Related party product sales	0	310	265
Related party product costs	300	802	676
Employee costs [Member]
Summary Of Related Party Transactions
Operating and maintenance expenses	269	236	217
Other [Member]
Summary Of Related Party Transactions
Operating and maintenance expenses	0	305	297
Employee direct costs [Member]
Summary Of Related Party Transactions
Selling, general, and administrative expenses	287	232	213
Employee allocated costs [Member]
Summary Of Related Party Transactions
Selling, general, and administrative expenses	184	118	130
Former affiliate [Member]
Textuals [Abstract]
Related party payable		12
Equity method investees [Member]
Textuals [Abstract]
Related party payable	15	23
Damages [Member]
Textuals [Abstract]
Related party maximum potential obligation	10
Government [Member]
Textuals [Abstract]
Related party maximum potential obligation	50
Director [Member]
Summary Of Related Party Transactions
Revenue	61	62	20
Product costs	13	9	5
Textuals [Abstract]
Related party product sales	61	62	20
Related party product costs	$ 13	$ 9	$ 5